EMPLOYEE BENEFIT PLANS - Short-term employment benefit plans (Details) - Other liabilities - COP ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
EMPLOYEE BENEFIT PLANS
Current severance obligation	$ 122,690	$ 107,938
Bonuses and short-term benefits	817,366	676,967
Other employment benefit plans	$ 940,056	$ 784,905